SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates	Annual rates of depreciation are as follows:
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company's assets (liabilities) measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(87)	$-	$(87)

Total	$-	$(87)	$-	$(87)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$151	$-	$151

Total	$-	$151	$-	$151